Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 65,975	$ 66,137	$ 70,921	$ 68,978	$ 67,933	$ 60,798	$ 55,352	$ 139,899	$ 116,150	$ 206,036	$ 184,084	$ 268,447	$ 248,435
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)	30,317	31,541	33,628	35,273	34,955	29,135	23,869	68,900	53,004	100,441	87,961	129,154	121,360
Operating expenses
Selling, general and administrative	30,200	28,904	29,407	27,717	26,114	21,741	19,010	57,125	40,751	86,029	66,864	112,220	92,303
Depreciation and amortization	14,125	13,688	13,753	13,175	12,419	12,372	13,093	26,928	25,465	40,616	37,884	54,499	50,331
Total operating expenses	44,325	42,592	43,160	40,892	38,533	34,113	32,103	84,053	66,216	126,645	104,748	224,793	142,634
Operating loss	(8,667)	(7,996)	(5,867)	(7,187)	(5,555)	(2,450)	(620)	(13,054)	(3,070)	(21,050)	(8,625)	(85,500)	(15,559)
Interest expense, including amortization of deferred financing costs, net	10,195	8,206	7,297	6,624	5,589	5,506	5,059	13,921	10,565	22,127	16,155	31,371	23,260
Change in fair value of warrant liability	(3)	(120)	(106)	(27)	(2,898)	41	(2,424)	(133)	(2,383)	(253)	(5,281)	(254)	(5,267)
Loss before income taxes	(18,859)	(16,082)	(13,058)	(13,784)	(8,246)	(7,997)	(3,255)	(26,842)	(11,252)	(42,924)	(19,499)	(116,617)	(33,552)
Income tax expense	(369)	(1,805)	(2,268)	(2,212)	(3,873)	(1,795)	(1,256)	(4,480)	(3,051)	(6,285)	(6,925)	(10,417)	(8,776)
Net loss	$ (18,490)	$ (14,277)	$ (10,790)	$ (11,572)	$ (4,373)	$ (6,202)	$ (1,999)	$ (22,362)	$ (8,201)	$ (36,639)	$ (12,574)	$ (106,200)	$ (24,776)
Loss per share:
Basic (in dollars per share)	$ (0.24)	$ (0.19)	$ (0.14)	$ (0.16)	$ (0.26)	$ (0.43)	$ (0.30)	$ (0.30)	$ (0.73)	$ (0.48)	$ (0.98)	$ (1.40)	$ (1.04)
Diluted (in dollars per share)	$ (0.24)	$ (0.19)	$ (0.14)	$ (0.16)	$ (0.26)	$ (0.43)	$ (0.30)	$ (0.30)	$ (0.73)	$ (0.48)	$ (0.98)	$ (1.40)	$ (1.04)
Weighted average shares outstanding (in Number):
Basic (in shares)	76,524,735	76,240,530	76,239,989	74,040,261	32,098,715	31,647,131	31,647,131	75,146,201	31,647,131	75,514,986	31,799,313	75,710,904	41,933,050
Diluted (in shares)	76,524,735	76,240,530	76,239,989	74,040,261	32,098,715	31,647,131	31,647,131	75,146,201	31,647,131	75,514,986	31,799,313	75,710,904	41,933,050
Services
Revenue
Total revenue	$ 47,550	$ 46,448	$ 47,805	$ 47,543	$ 48,483	$ 46,430	$ 45,117	$ 95,348	$ 91,547	$ 141,796	$ 140,031	$ 188,985	$ 188,180
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)	16,543	16,581	16,610	17,550	17,370	17,624	15,943	34,159	33,567	50,740	50,938	67,268	69,385
Products
Revenue
Total revenue	18,425	19,689	23,116	21,435	19,450	14,368	10,235	44,551	24,603	64,240	44,053	79,462	60,255
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)	$ 13,774	$ 14,960	$ 17,018	$ 17,723	$ 17,585	$ 11,511	$ 7,926	$ 34,741	$ 19,437	$ 49,701	$ 37,023	$ 61,886	$ 51,975